Financial risk management (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Foreign exchange risk [Member]
Financial risk management (Details) [Line Items]
Reasonable possible increase (decrease) in risk assumption	5.00%
Reasonable possible increase (decrease) in post tax results due to change in risk assumption	¥ 31,000	¥ 4,000
Liquidity risk [Member]
Financial risk management (Details) [Line Items]
Net current liabilities	¥ 294,041,000